UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2009
                                                ------------------------

Check here if Amendment [X]; Amendment Number: 1
                                              -----
   This Amendment (Check only one.):  [ X ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      JANA PARTNERS LLC
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Address:   767 Fifth Avenue, 8th Floor
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           New York, New York 10153
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Form 13F File Number:     028-10328
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jennifer Fanjiang
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Title:     Deputy General Counsel
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Phone:     212 455-0900
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Signature, Place, and Date of Signing:

/s/ Jennifer Fanjiang            New York, New York        November 16, 2009
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This amendment to Schedule 13F is being filed to amend and restate only the position listed on the Form 13F Information Table attached hereto.

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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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Report Summary:


Number of Other Included Managers:             0
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Form 13F Information Table Entry Total:        1
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Form 13F Information Table Value Total:        $12,437
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                                                (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE


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                                                               FORM 13F INFORMATION TABLE

          COLUMN 1           COLUMN 2      COLUMN 3  COLUMN 4       COLUMN 5       COLUMN 6   COLUMN 7            COLUMN 8
                                                     VALUE     SHRS OR  SH/ PUT/ INVESTMENT   OTHER         VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS  CUSIP    (x$1000)   PRN AMT  PRN CALL DISCRETION  MANAGERS     SOLE    SHARED    NONE
REGIONS FINANCIAL CORP NEW  COM            7591EP100  12,437   2,002,708 SH       SOLE                  1,876,731  125,977

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